Inventories (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Non-current portion - primary ore (zinc-only)	$ 13,087	$ 13,087
Non-current portion - supergene ore	1,839	1,839
Depreciation (included work-in-progress and finished goods inventories )	7,661	6,370
commitments to purchase and unsettled obligations for property	$ 1,205	$ 1,782